Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 30, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	HAWTHORN BANCSHARES, INC.
Entity Central Index Key	0000893847
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 30,044,985
Entity Common Stock, Shares Outstanding		4,652,994

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Loans	$ 842,930,548	$ 898,472,463
Allowances for loan losses	(13,809,224)	(14,564,867)
Net loans	829,121,324	883,907,596
Investment in available-for-sale securities, at fair value	213,806,001	178,977,550
Federal funds sold and securities purchased under agreements to resell	75,000	125,815
Cash and due from banks	43,134,530	50,853,985
Premises and equipment - net	37,953,372	36,980,503
Other real estate owned and repossessed assets - net	16,020,023	14,009,017
Accrued interest receivable	5,340,610	5,733,684
Mortgage servicing rights	2,308,377	2,355,990
Intangible assets - net	542,746	977,509
Cash surrender value - life insurance	2,064,452	2,001,965
Other assets	20,794,988	24,248,590
Total assets	1,171,161,423	1,200,172,204
Deposits:
Non-interest bearing demand	159,186,859	137,749,571
Savings, interest checking and money market	384,598,688	379,137,539
Time deposits $100,000 and over	139,504,648	124,566,760
Other time deposits	274,933,958	305,208,786
Total deposits	958,224,153	946,662,656
Federal funds purchased and securities sold under agreements to repurchase	24,516,277	30,068,453
Subordinated notes	49,486,000	49,486,000
Federal Home Loan Bank advances	28,409,989	66,985,978
Accrued interest payable	1,054,202	1,491,503
Other liabilities	6,895,029	3,989,303
Total liabilities	1,068,585,650	1,098,683,893
Stockholders' equity:
Preferred stock, $0.01 par value per share, 1,000,000 shares authorized; Issued 30,255 shares, $1,000 per share liquidation value, net of discount	29,317,716	28,841,242
Common stock, $1 par value Authorized 15,000,000 shares; issued 4,814,852 and 4,635,891 shares respectively	4,814,852	4,635,891
Surplus	30,265,992	28,928,545
Retained earnings	40,354,112	41,857,302
Accumulated other comprehensive income, net of tax	1,339,919	742,149
Treasury stock; 161,858 shares, at cost	(3,516,818)	(3,516,818)
Total stockholders' equity	102,575,773	101,488,311
Total liabilities and stockholders' equity	$ 1,171,161,423	$ 1,200,172,204

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Time deposits	$ 100,000	$ 100,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	30,255	30,255
Preferred stock, liquidation value	$ 1,000	$ 1,000
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	4,814,852	4,635,891
Treasury stock, shares	161,858	161,858

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Interest and fees on loans	$ 47,360,717	$ 53,088,943	$ 57,409,274
Interest on debt securities:
Taxable	4,864,256	4,214,192	4,495,259
Nontaxable	1,029,473	1,173,805	1,441,418
Interest on federal funds sold and securities purchased under agreements to resell	87	193	373
Interest on interest-bearing deposits	57,877	85,913	52,761
Dividends on other securities	155,937	175,634	163,533
Total interest income	53,468,347	58,738,680	63,562,618
Interest on deposits:
Savings, interest checking and money market	1,644,328	2,170,718	3,017,488
Time deposit accounts $100,000 and over	1,663,147	2,484,929	3,862,075
Other time deposit accounts	5,122,927	7,211,251	10,542,476
Interest on federal funds purchased and securities sold under agreements to repurchase	47,033	75,402	88,573
Interest on subordinated notes	1,301,178	1,525,553	2,446,742
Interest on Federal Home Loan Bank advances	1,074,232	2,284,649	3,016,872
Total interest expense	10,852,845	15,752,502	22,974,226
Net interest income	42,615,502	42,986,178	40,588,392
Provision for loan losses	11,523,338	15,255,000	8,354,000
Net interest income after provision for loan losses	31,092,164	27,731,178	32,234,392
NON-INTEREST INCOME
Service charges on deposit accounts	5,565,772	5,553,532	5,864,090
Trust department income	897,854	803,132	814,988
Gain on sale of mortgage loans, net	1,649,309	2,493,465	2,973,630
Other	1,087,524	1,630,589	1,049,441
Total non-interest income	9,200,459	10,480,718	10,702,149
INVESTMENT SECURITIES GAINS, NET			605,716
NON-INTEREST EXPENSE
Salaries and employee benefits	17,982,147	17,898,448	17,457,123
Occupancy expense, net	2,700,780	2,531,847	2,335,496
Furniture and equipment expense	2,019,469	1,996,837	2,286,014
FDIC insurance assessment	1,106,771	1,651,052	2,518,743
Legal, examination, and professional fees	1,331,708	1,441,063	1,221,861
Advertising and promotion	1,102,918	1,256,302	1,272,046
Postage, printing, and supplies	1,157,865	1,201,072	1,168,290
Processing expense	3,193,101	3,353,354	3,419,939
Other real estate expense	2,735,714	9,803,809	1,188,972
Other	3,513,736	3,716,665	3,861,896
Total non-interest expense	36,844,209	44,850,449	36,730,380
Income (loss) before income taxes	3,448,414	(6,638,553)	6,811,877
Income tax (benefit) expense	591,144	(3,086,813)	1,856,120
Net income (loss)	2,857,270	(3,551,740)	4,955,757
Preferred stock dividends	1,512,750	1,512,750	1,516,952
Accretion of discount on preferred stock	476,474	476,474	476,474
Net income (loss) available to common shareholders	$ 868,046	$ (5,540,964)	$ 2,962,331
Basic earnings (loss) per share	$ 0.19	$ (1.19)	$ 0.64
Diluted earnings (loss) per share	$ 0.19	$ (1.19)	$ 0.64

Consolidated Statements of Stockholders' Equity and Comprehensive Income (Loss) (USD $)	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated other Comprehensive Income (Loss)	Treasury Stock
Beginning balance at Dec. 31, 2008	$ 106,418,383	$ 27,888,294	$ 4,298,353	$ 25,144,323	$ 51,598,678	$ 1,005,553	$ (3,516,818)
Net income (loss)	4,955,757				4,955,757
Change in unrealized gain (loss) on securities:
Unrealized gain (loss) on debt securities available-for-sale, net of tax	(277,903)					(277,903)
Adjustment on sales and calls of debt securities, net of tax	(369,487)					(369,487)
Defined benefit pension plans:
Net (loss) gain arising during the year, net of tax	511,634					511,634
Amortization of prior service cost included in net periodic pension cost, net of tax	42,427					42,427
Total other comprehensive income (loss)	(93,329)
Total comprehensive income (loss)	4,862,428
Stock based compensation expense	130,459			130,459
Accretion of preferred stock discount		476,474			(476,474)
Stock dividend			165,460	1,695,963	(1,861,423)
Cash dividends declared, preferred stock	(1,369,879)				(1,369,879)
Cash dividends declared, common stock	(2,270,108)				(2,270,108)
Ending balance at Dec. 31, 2009	107,771,283	28,364,768	4,463,813	26,970,745	50,576,551	912,224	(3,516,818)
Net income (loss)	(3,551,740)				(3,551,740)
Change in unrealized gain (loss) on securities:
Unrealized gain (loss) on debt securities available-for-sale, net of tax	(389,428)					(389,428)
Defined benefit pension plans:
Net (loss) gain arising during the year, net of tax	171,388					171,388
Amortization of prior service cost included in net periodic pension cost, net of tax	47,965					47,965
Total other comprehensive income (loss)	(170,075)
Total comprehensive income (loss)	(3,721,815)
Stock based compensation expense	87,310			87,310
Accretion of preferred stock discount		476,474			(476,474)
Stock dividend			172,078	1,870,490	(2,042,568)
Cash dividends declared, preferred stock	(1,512,750)				(1,512,750)
Cash dividends declared, common stock	(1,135,717)				(1,135,717)
Ending balance at Dec. 31, 2010	101,488,311	28,841,242	4,635,891	28,928,545	41,857,302	742,149	(3,516,818)
Net income (loss)	2,857,270				2,857,270
Change in unrealized gain (loss) on securities:
Unrealized gain (loss) on debt securities available-for-sale, net of tax	2,380,142					2,380,142
Defined benefit pension plans:
Net (loss) gain arising during the year, net of tax	(1,830,335)					(1,830,335)
Amortization of prior service cost included in net periodic pension cost, net of tax	47,963					47,963
Total other comprehensive income (loss)	597,770
Total comprehensive income (loss)	3,455,040
Stock based compensation expense	57,874			57,874
Accretion of preferred stock discount		476,474			(476,474)
Stock dividend			178,961	1,279,573	(1,458,534)
Cash dividends declared, preferred stock	(1,512,750)				(1,512,750)
Cash dividends declared, common stock	(912,702)				(912,702)
Ending balance at Dec. 31, 2011	$ 102,575,773	$ 29,317,716	$ 4,814,852	$ 30,265,992	$ 40,354,112	$ 1,339,919	$ (3,516,818)

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 2,857,270	$ (3,551,740)	$ 4,955,757
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	11,523,338	15,255,000	8,354,000
Depreciation expense	1,940,319	1,963,842	2,044,257
Net amortization (accretion) of debt securities, premiums, and discounts	836,955	698,420	524,639
Amortization of intangible assets	434,763	526,477	626,111
Stock based compensation expense	57,874	87,310	130,459
(Gain) loss on sales and dispositions of premises and equipment	(12,633)	59,716	137,209
Loss (gain) on sales and dispositions of other real estate owned and repossessions	206,337	2,310,734	(27,158)
Provision for other real estate owned	1,251,466	6,158,433
Decrease in accrued interest receivable	393,074	891,873	850,536
Increase in cash surrender value - life insurance	(62,487)	(72,055)	(77,008)
Decrease (increase) in other assets	1,042,111	(124,729)	(4,419,959)
Decrease in accrued interest payable	(437,301)	(946,618)	(1,409,294)
Increase (decrease) in other liabilities	161,386	30,164	(730,764)
Gain on sales of debt securities			(605,716)
Origination of mortgage loans for sale	(73,271,617)	(104,001,793)	(150,628,000)
Proceeds from the sale of mortgage loans	74,982,503	106,547,681	153,601,630
Gain on sale of mortgage loans, net	(1,649,309)	(2,493,465)	(2,973,630)
Decrease (increase) in net deferred tax asset	461,624	(2,298,860)	(1,016,107)
Other, net	116,205	415,823	414,193
Net cash provided by operating activities	20,831,878	21,456,213	9,751,155
Cash flows from investing activities:
Net decrease in loans	32,297,544	53,925,733	4,283,403
Purchase of available-for-sale debt securities	(122,871,083)	(189,081,925)	(156,459,542)
Proceeds from maturities of available-for-sale debt securities	36,922,899	114,899,133	115,169,758
Proceeds from calls of available-for-sale debt securities	54,184,650	46,795,100	24,237,200
Proceeds from sales of available-for-sale debt securities			12,546,609
Purchase of FHLB stock		(392,300)
Proceeds from sales of FHLB stock	1,757,100	1,003,900	2,121,700
Purchases of premises and equipment	(3,392,639)	(549,285)	(2,369,890)
Proceeds from sales of premises and equipment	47,549	34,528	632,165
Proceeds from sales of other real estate owned and repossessions	7,435,005	9,689,435	6,168,067
Net cash provided by investing activities	6,381,025	36,324,319	6,329,470
Cash flows from financing activities:
Net increase in demand deposits	21,437,288	2,731,931	9,772,439
Net increase in interest-bearing transaction accounts	5,461,149	24,853,535	11,657,302
Net decrease in time deposits	(15,336,940)	(37,245,608)	(20,403,333)
Net (decrease) increase in federal funds purchased and securities sold under agreements to repurchase	(5,552,176)	(6,576,981)	7,506,811
Proceeds from Federal Home Loan Bank advances		10,000,000	20,145,000
Repayment of Federal Home Loan Bank advances	(38,575,989)	(22,331,324)	(69,885,181)
Cash dividends paid - preferred stock	(1,512,750)	(1,512,750)	(1,369,879)
Cash dividends paid - common stock	(903,755)	(1,385,230)	(2,665,557)
Net cash used by financing activities	(34,983,173)	(31,466,427)	(45,242,398)
Net (decrease) increase in cash and cash equivalents	(7,770,270)	26,314,105	(29,161,773)
Cash and cash equivalents, beginning of year	50,979,800	24,665,695	53,827,468
Cash and cash equivalents, end of year	43,209,530	50,979,800	24,665,695
Cash paid during the year for:
Interest	11,290,146	16,699,120	24,383,520
Income taxes	665,000	800,000	1,487,000
Supplemental schedule of noncash investing and financing activities:
Other real estate and repossessions acquired in settlement of loans	$ 10,903,813	$ 23,676,706	$ 6,982,125

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

Hawthorn Bancshares, Inc. (the Company) provides a broad range of banking services to individual and corporate customers located within the communities in and surrounding Jefferson City, Clinton, Warsaw, Springfield, Branson and Lee’s Summit, Missouri. The Company is subject to competition from other financial and nonfinancial institutions providing financial products. Additionally, the Company and its subsidiaries are subject to the regulations of certain regulatory agencies and undergo periodic examinations by those regulatory agencies.

The consolidated financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting (U.S. GAAP) principles and conform to predominant practices within the banking industry. The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions, including the determination of the allowance for loan losses, values of real estate acquired in connection with foreclosure or in satisfaction of loans, and fair values of investment securities available-for-sale that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company’s management has evaluated and did not identify any subsequent events or transactions requiring recognition or disclosure in the consolidated financial statements.

On July 1, 2011, the Company paid a special stock dividend of four percent to common shareholders of record at the close of business on May 12, 2011. For all periods presented, share information, including basic and diluted earnings (loss) per share, have been adjusted retroactively to reflect this change.

The significant accounting policies used by the Company in the preparation of the consolidated financial statements are summarized below:

Principles of Consolidation

In December of 2008 and March of 2010, the Company formed Hawthorn Real Estate, LLC, and Real Estate Holdings of Missouri, LLC, respectively, (the Real Estate Companies); both are wholly owned subsidiaries of the Company. The consolidated financial statements include the accounts of the Company, Hawthorn Bank (the Bank), and the Real Estate Companies. All significant intercompany accounts and transactions have been eliminated in consolidation.

Loans

Loans which the Company has the intent and ability to hold for the foreseeable future or maturity are held for investment at their stated unpaid principal balance amount less unearned income and the allowance for loan losses. Income on loans is accrued on a simple-interest basis. Loan origination fees and certain direct costs are deferred and recognized over the life of the loan as an adjustment to yield.

Non-Accrual Loans

Loans are placed on nonaccrual status when management believes that the borrower’s financial condition, after consideration of business conditions and collection efforts, is such that collection of interest is doubtful. Loans that are contractually 90 day days past due as to principal and/or interest payments are generally placed on non-accrual, unless they are both well-secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income. A loan remains on nonaccrual status until the loan is current as to payment of both principal and interest and/or the borrower demonstrates the ability to pay and remain current.

Restructured Loans

A modified or restructured loan is accounted for as a troubled debt restructuring (TDR) for any loans in which concessions are made to the borrower for economic or legal reasons that the Company would not otherwise consider and the borrower is experiencing financial difficulty. Once a loan has been classified as a TDR it remains a TDR for the life of the loan. The Company includes all accruing and non-accruing TDR’s in the impaired and non-performing asset totals. TDR’s are measured for impairment loss by using fair values of the underlying collateral obtained through independent appraisals and internal evaluations, or by discounting the total expected future cash flows.

Impaired Loans

A loan is considered impaired when it is probable the Company will be unable to collect all amounts due, both principal and interest, according to the contractual terms of the loan agreement. Included in impaired loans are all non-accrual loans and loans whose terms have been modified in a troubled debt restructuring. Impaired loans are individually evaluated for impairment based on fair values of the underlying collateral, obtained through independent appraisals or internal valuations for a collateral dependent loan, or by discounting the total expected future cash flows.

Loans Held for Sale

The Bank originates certain loans which are sold in the secondary mortgage market. These long-term, fixed-rate loans are typically classified as held for sale upon origination based upon management’s intent to sell. For loans with servicing rights retained, immediately upon locking in an interest rate, the Company enters into an agreement to sell the mortgage loan without recourse. At December 31, 2011 there were no mortgage loans that were held for sale in comparison to $62,000 at December 31, 2010.

Mortgage loan servicing fees earned on loans sold are reported as income when the related loan payments are collected net of amortization from mortgage servicing rights. Operational costs to service such loans are charged to expense as incurred.

Allowance/ Provision for Loan Losses

The allowance for loan losses is available to absorb probable loan losses regardless of the category of loan to be charged off. The allowance for loan losses consists of asset-specific reserves, and reserves based on expected loss estimates.

Management follows the guidance provided in FASB’s ASC Topic 310, Accounting by Creditors for Impairment of a Loan, in identifying and measuring loan impairment. If management determines that it is probable that all amounts due on a loan will not be collected under the original terms of the loan agreement, the loan is considered to be impaired. These loans are evaluated individually for impairment, and in conjunction with current economic conditions and loss experience, to determine specific reserves as further discussed below. Loans not individually evaluated are aggregated and reserves are recorded using a consistent methodology that considers historical loan loss experience by loan type, delinquencies, current economic conditions, loan risk ratings and industry concentration.

The asset-specific reserve component of the Company’s allowance for loan losses at December 31, 2011 was measured by fair values of the underlying collateral through independent appraisals, internal evaluations, or by discounting the total expected future cash flows. The general reserve component of the Company’s allowance for loan losses at December 31, 2011 was determined by calculating historical loss percentages for various loan categories over the previous twelve quarters. Management determined that the previous twelve quarters were reflective of the loss characteristics of the Company’s loan portfolio during the recent three year economic downturn. These historical loss percentages were then applied to the various categories of loans to determine an expected loss requirement for the current portfolio. Prior to 2010, the historical loss percentage for non-impaired loans was based on a blend between industry standards and the Company’s five year loss experience.

The unallocated portion of the allowance is based on management’s evaluation of conditions that are not directly reflected in the determination of the asset-specific component and the expected loss component discussed above. The evaluation of incurred loss with respect to these qualitative conditions is subject to a higher degree of uncertainty because they may not be identified with specific problem credits or portfolio segments. Conditions evaluated in connection with the unallocated portion of the allowance include general economic and business conditions affecting the Company’s key lending areas, credit quality trends (including trends in substandard loans expected to result from existing conditions), collateral values, specific industry conditions within portfolio segments, bank regulatory examination results, and findings of the internal loan review department.

The underlying assumptions, estimates and assessments used by management to determine these components are continually evaluated and updated to reflect management’s current view of overall economic conditions and relevant factors impacting credit quality and inherent losses. Changes in such estimates could significantly impact the allowance and provision for credit losses. The Company could experience credit losses that are different from the current estimates made by management.

Loans, or portions of loans, are charged off to the extent deemed uncollectible. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. Once the fair value for a collateral dependent loan has been determined, any impaired amount is typically charged off unless the loan has other income streams to support repayment. For impaired loans which have other income streams to support repayment, a specific reserve is established for the amount determined to be impaired.

Investment in Debt and Equity Securities

At the time of purchase, debt securities are classified into one of two categories: available-for-sale or held-to-maturity. Held-to-maturity securities are those securities which the Company has the positive intent and ability to hold until maturity. All debt securities not classified as held-to-maturity are classified as available-for-sale. The Company’s securities are classified as available-for-sale and are carried at fair value. Changes in fair value, excluding certain losses associated with other-than-temporary impairment, are reported in other comprehensive income, net of taxes, a component of stockholders’ equity. Securities are periodically evaluated for other-than-temporary impairment in accordance with guidance provided in the FASB ASC Topic 320, Investments — Debt and Equity Securities. For those securities with other-than-temporary impairment, the entire loss in fair value is required to be recognized in current earnings if the Company intends to sell the securities or believes it more likely than not that it will be required to sell the security before the anticipated recovery. If neither condition is met, but the Company does not expect to recover the amortized cost basis, the Company determines whether a credit loss has occurred, which is then recognized in current earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income.

Premiums and discounts are amortized using the interest method over the lives of the respective securities, with consideration of historical and estimated prepayment rates for mortgage-backed securities, as an adjustment to yield. Dividend and interest income are recognized when earned. Realized gains and losses for securities classified as available-for-sale are included in earnings based on the specific identification method for determining the cost of securities sold.

Capital Stock of the Federal Home Loan Bank

The Bank, as a member of the Federal Home Loan Bank System administered by the Federal Housing Finance Board, is required to maintain an investment in the capital stock of the Federal Home Loan Bank of Des Moines (FHLB) in an amount equal to 12 basis points of the Bank’s year-end total assets plus 4.45% of advances from the FHLB to the Bank. These investments are recorded at cost, which represents redemption value.

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation. Depreciation applicable to buildings and improvements and furniture and equipment is charged to expense using straight-line and accelerated methods over the estimated useful lives of the assets. Such lives are estimated to be 5 to 40 years for buildings and improvements and 3 to 15 years for furniture and equipment. Maintenance and repairs are charged to expense as incurred.

Intangible Assets

Intangible assets that have indefinite useful lives are not amortized, but tested annually for impairment. Intangible assets that have finite useful lives, such as core deposit intangibles and mortgage servicing rights, are amortized over their estimated useful lives. Core deposit intangibles are amortized over periods of 7 to 8 years representing their estimated lives using straight line and accelerated methods. Mortgage servicing rights are amortized using straight line over the shorter of 7 years or the life of the loan.

When facts and circumstances indicate potential impairment of amortizable intangible assets, the Company evaluates the recoverability of the carrying value based upon future cash flows expected to result from the use of the underlying asset and its eventual disposition. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying value of the underlying asset, the Company recognizes an impairment loss. The impairment loss recognized represents the amount by which the carrying value of the underlying asset exceeds the fair value of the underlying asset.

Other Real Estate Owned and Repossessed Assets

Other real estate owned and repossessed assets consist of loan collateral which has been repossessed through foreclosure. This collateral is comprised of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are initially recorded as held for sale at the lower of the loan balance or fair value of the collateral less estimated selling costs. Any adjustment is recorded as a charge-off against the allowance for loan losses. The Company relies on external appraisals and assessment of property values by internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. The write-downs are recorded as other real estate expense. The Company establishes a valuation allowance related to other real estate owned on an asset-by-asset basis. The valuation allowance is created during the holding period when the fair value less cost to sell is lower than the “cost” of a parcel of other real estate.

Pension Plan

The Company provides a noncontributory defined benefit pension plan for all full-time employees. The benefits are based on age, years of service and the level of compensation during the employees highest ten years of compensation before retirement. Net periodic costs are recognized as employees render the services necessary to earn the retirement benefits. The Company records annual amounts relating to its pension plan based on calculations that incorporate various actuarial and other assumptions including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis and may make modifications to the assumptions based on current rates and trends when it is appropriate to do so. The Company believes that the assumptions utilized in recording its obligations under its plan are reasonable based on its experience and market conditions.

The Company follows authoritative guidance included in the FASB ASC Topic 715, Compensation — Retirement Plans under the subtopic Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans. ASC Topic 715 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its consolidated balance sheet and to recognize changes in the funded status in the year in which the changes occur through comprehensive income. This guidance also requires an employer to measure the funded status of a plan as of the date of its fiscal year-end, with limited exceptions. Additional disclosures are required to provide users with an understanding of how investment allocation decisions are made, major categories of plan assets, and fair value measurement of plan assets as defined in ASC Topic 820, Fair Value Measurements and Disclosures.

Income Taxes

Income taxes are accounted for under the asset / liability method by recognizing the amount of taxes payable or refundable for the current period and deferred tax assets and liabilities for future tax consequences of events that have been recognized in an entity’s financial statements or tax returns. Judgment is required in addressing the Company’s future tax consequences of events that have been recognized in the consolidated financial statements or tax returns such as realization of the effects of temporary differences, net operating loss carry forwards and changes in tax laws or interpretations thereof. A valuation allowance is established when in the judgment of management, it is more likely than not that such deferred tax assets will not become realizable. In this case, the Company would adjust the recorded value of our deferred tax asset, which would result in a direct charge to income tax expense in the period that the determination was made. Likewise, the Company would reverse the valuation allowance when the realization of the deferred tax asset is more likely than not. In addition, the Company is subject to the continuous examination of its tax returns by the Internal Revenue Service and other taxing authorities. The Company accrues for penalties and interest related to income taxes in income tax expense. At December 31, 2010, total accrued interest was $31,000 and total interest expense recognized for the year ended 2010 was $24,000. As of December 31, 2011, the Company released $28,000 of interest accrued related to the release of $221,000 of uncertain tax provisions.

Trust Department

Property held by the Bank in a fiduciary or agency capacity for customers is not included in the accompanying consolidated balance sheets, since such items are not assets of the Company. Trust department income is recognized on the accrual basis.

Consolidated Statements of Cash Flows

For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of short-term federal funds sold and securities sold or purchased under agreements to resell, interest earning deposits with banks, cash, and due from banks.

Stock-Based Compensation

The Company’s stock-based employee compensation plan is described in Note 11, Stock Compensation. In accordance with FASB ASC Topic 718, Compensation — Stock Compensation, the Company measures the cost of the stock-based compensation based on the grant-date fair value of the award, recognizing the cost over the requisite service period. The fair value of an award is estimated using the Black-Scholes option-pricing model. The expense recognized is based on an estimation of the number of awards for which the requisite service is expected to be rendered, and is included in salaries and employee benefits in the accompanying consolidated statements of operations. The standard also requires that excess tax benefits related to stock option exercises be reflected as financing cash inflows instead of operating cash inflows.

Treasury Stock

The purchase of the Company’s common stock is recorded at cost. Purchases of the stock are made both in the open market and through negotiated private purchases based on market prices. At the date of subsequent reissue, the treasury stock account is reduced by the cost associated with such stock on a first-in-first-out basis.

Comprehensive Income

The Company reports comprehensive income (loss) in the consolidated statements of stockholders’ equity and comprehensive income (loss).

Reclassifications

Certain prior year information has been reclassified to conform to the current year presentation.

Impact of New Accounting Standards

Other Comprehensive Income In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-05, Presentation of Comprehensive Income, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. ASU 2011-05 does not change the items that must be reported in other comprehensive income. ASU 2011-05 is effective for periods beginning January 1, 2012 and requires retrospective application. The ASU does not change the components of other comprehensive income, the timing of items reclassified to net income, or the net income basis for income per share calculations.

In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting in Accounting Standards Update No. 2011-05 (Topic 220), which defers the requirement within ASU No. 2011-05 to present the reclassification amounts from other comprehensive income to net income as a separate component on the income statement. Until the FASB has reached a resolution, entities are required to report reclassification out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05.

Fair Value Measurements In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, to substantially converge the guidance in U.S. GAAP and IFRS on fair value measurements and disclosures. The amended guidance changes several aspects of the fair value measurement guidance ASC 820, Fair Value Measurement, and includes several new fair value disclosure requirements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 is not expected to have a material impact on the Company’s consolidated financial statements.

Repurchase Agreements In April 2011, the FASB issued ASU 2011-03, Consideration of Effective Control on Repurchase Agreements, which deals with the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 changes the rules for determining when these transactions should be accounted for as financings, as opposed to sales. The guidance in ASU 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The adoption of ASU 2011-03 is not expected to have a material impact on the Company’s consolidated financial statements.

Troubled Debt Restructurings In April 2011, the FASB issued ASU No. 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring. The provisions of ASU No. 2011-02 provide a creditor additional guidance in determining whether a restructuring constitutes a troubled debt restructuring by concluding that both the following conditions exist (1) a creditor has granted a concession, and (2) the borrower is experiencing financial difficulties. A provision in ASU No. 2011-02 also ends the FASB’s deferral of the additional disclosures about troubled debt restructurings as required by ASU No. 2010-20. The provisions of ASU No. 2011-02 were adopted for the Company’s reporting period ending September 30, 2011 and required retrospective application to all restructurings occurring during 2011 along with additional required disclosures. Under the guidance for identifying TDR’s provided in the ASU, the Company identified 10 additional loans as a result of the adoption. See Note 2 for further discussion.

Credit Quality of Financing Receivables and the Allowance for Credit Losses In July 2010, the FASB issued ASU No. 2010-20 — Receivables (ASC Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. This ASU requires expanded credit risk disclosures intended to provide investors with greater transparency regarding the allowance for credit losses and the credit quality of financing receivables. Under this ASU, companies are required to provide more information about the credit quality of their financing receivables in the disclosures to financial statements, such as aging information, credit quality indicators, changes in the allowance for credit losses, and the nature and extent of troubled debt restructurings and their effect on the allowance for credit losses. Both new and existing disclosures must be disaggregated by portfolio segment or class based on the level of disaggregation that management uses when assessing its allowance for credit losses and managing its credit exposure. The disclosures as of the end of a reporting period are effective for annual periods ending on or after December 15, 2010. The disclosures about activity that occur during a reporting period are effective for annual reporting periods beginning on or after December 15, 2010. The disclosures required by this update are reported in the notes to the Company’s consolidated financial statements.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(2)	Loans and Allowance for Loan Losses

A summary of loans, by major class within the Company’s loan portfolio, at December 31, 2011 and 2010 are as follows:

	2011	2010
Commercial, financial, and agricultural	$128,555,173	$131,382,467
Real estate construction - residential	30,201,198	31,834,174
Real estate construction - commercial	47,696,759	56,052,910
Real estate mortgage - residential	203,454,204	207,834,488
Real estate mortgage - commercial	402,960,327	439,068,622
Installment and other consumer	29,883,986	32,132,336
Unamortized loan origination fees and costs, net	178,901	167,466

Total loans	$842,930,548	$898,472,463

The Bank grants real estate, commercial, installment, and other consumer loans to customers located within the communities surrounding Jefferson City, Clinton, Warsaw, Springfield, Branson and Lee’s Summit, Missouri. As such, the Bank is susceptible to changes in the economic environment in these communities. The Bank does not have a concentration of credit in any one economic sector. Installment and other consumer loans consist primarily of the financing of vehicles. At December 31, 2011, loans with a carrying value of $432,478,000 were pledged at Federal Home Loan Bank as collateral for borrowings and letters of credit.

The following is a summary of activity in 2011 of loans made by the Bank to executive officers and directors or to entities in which such individuals had a beneficial interest. Such loans were made in the normal course of business on substantially the same terms, including interest rates and collateral requirements, as those prevailing at the same time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present unfavorable features.

Balance at December 31, 2010	$2,263,065
New loans	1,585,721
Amounts collected	(658,749)

Balance at December 31, 2011	$3,190,037

Allowance for loan losses

The following is a summary of the allowance for loan losses for the years ended December 31, 2011, 2010 and 2009 is as follows:

(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Unallocated	Total

Allowance for loan losses:

Balance, 12-31-08	$1,712	$1,355	$1,135	$2,931	$3,640	$391	$1,503	$12,667

Additions:
Provision for loan losses	2,252	—	1,055	3,169	1,777	229	(128)	8,354

Deductions:
Loans charged off	1,404	1,012	450	2,673	728	534	—	6,801
Less recoveries on loans	(213)	(5)	—	(61)	(4)	(294)	—	(577)

Net loans charged off	1,191	1,007	450	2,612	724	240	—	6,224

Balance, 12-31-09	$2,773	$348	$1,740	$3,488	$4,693	$380	$1,375	$14,797

Additions:
Provision for loan losses	1,908	2,622	4,133	4,740	2,577	32	(758)	15,254

Deductions:
Loans charged off	1,903	933	4,556	4,534	3,841	422	—	16,189
Less recoveries on loans	(153)	(30)	(22)	(228)	(29)	(241)	—	(703)

Net loans charged off	1,750	903	4,534	4,306	3,812	181	—	15,486

Balance, 12-31-10	$2,931	$2,067	$1,339	$3,922	$3,458	$231	$617	$14,565

Additions:
Provision for loan losses	837	914	485	1,104	8,593	204	(614)	11,523

Deductions:
Loans charged off	2,157	1,858	512	1,883	6,420	376	—	13,206
Less recoveries on loans	(193)	(65)	(250)	(108)	(103)	(208)	—	(927)

Net loans charged off	1,964	1,793	262	1,775	6,317	168	—	12,279

Balance, 12/31/11	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809

The following table provides the balance in the allowance for loan losses at December 31, 2011 and 2010, and the related loan balance by impairment methodology. Loans evaluated under ASC 310-10-35 include loans on non-accrual status, which are individually evaluated for impairment, troubled debt restructurings, and other impaired loans deemed to have similar risk characteristics. All other loans are collectively evaluated for impairment under ASC 450-20. Although the allowance for loan losses is comprised of specific and general allocations, the entire allowance is available to absorb credit losses.

For the Year Ended December 31, 2011
(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$239	$166	$380	$653	$2,309	$—	$—	$3,747
Collectively evaluated for impairment	1,565	1,022	1,182	2,598	3,425	267	3	10,062

Total	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809

Loans outstanding:
Individually evaluated for impairment	$4,428	$1,147	$7,867	$6,569	$33,440	$—	$—	$53,451
Collectively evaluated for impairment	124,127	29,054	39,830	196,885	369,520	30,063	—	789,479

Total	$128,555	$30,201	$47,697	$203,454	$402,960	$30,063	$—	$842,930

For the Year Ended December 31, 2010
(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$1,737	$1,553	$201	$1,117	$1,768	$—	$—	$6,376
Collectively evaluated for impairment	1,194	514	1,138	2,805	1,690	231	617	8,189

Total	$2,931	$2,067	$1,339	$3,922	$3,458	$231	$617	$14,565

Loans outstanding:
Individually evaluated for impairment	$3,660	$3,586	$11,783	$8,040	$29,076	$—	$—	$56,145
Collectively evaluated for impairment	127,722	28,248	44,270	199,795	409,993	32,299	—	842,327

Total	$131,382	$31,834	$56,053	$207,835	$439,069	$32,299	$—	$898,472

Loans, or portions of loans, are charged off to the extent deemed uncollectible. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. Once the fair value for a collateral dependent loan has been determined, any impaired amount is typically charged off unless the loan has other income streams to support repayment. For impaired loans which have other income streams to support repayment, a specific reserve is established for the amount determined to be impaired.

Impaired loans

Impaired loans totaled $53,619,534 and $56,270,543 at December 31, 2011 and 2010 respectively, and are comprised of loans on non-accrual status and loans which have been classified as troubled debt restructurings.

The categories of impaired loans at December 31, 2011 and 2010 are as follows:

	2011	2010
Non-accrual loans	$46,402,747	$50,586,887
Troubled debt restructurings continuing to accrue interest	7,216,787	5,683,656

Total impaired loans	$53,619,534	$56,270,543

The following table provides additional information about impaired loans at December 31, 2011 and 2010, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized For the Year Ended 12/31/2011

At December 31, 2011
With no related allowance recorded:
Commercial, financial and Agricultural	$3,546,088	$3,625,113	$—	$3,510,156	$51,893
Real estate - construction residential	584,034	788,152	—	1,272,564	—
Real estate - construction commercial	1,458,346	1,755,248	—	3,567,873	—
Real estate - residential	2,315,344	2,653,979	—	3,596,694	25,774
Real estate - commercial	15,150,920	21,189,966	—	18,269,985	73,601
Consumer	168,257	177,332	—	189,722	3,622

Total	$23,222,989	$30,189,790	$—	$30,406,994	$154,890

With an allowance recorded:
Commercial, financial and Agricultural	$881,585	$904,168	$238,840	$654,874	$17,285
Real estate - construction residential	562,760	562,760	166,300	46,897	—
Real estate - construction commercial	6,408,713	6,448,100	379,921	5,805,604	—
Real estate - residential	4,254,023	4,265,660	653,279	3,202,511	112,932
Real estate - commercial	18,289,464	18,779,725	2,309,226	12,723,918	—

Total	$30,396,545	$30,960,413	$3,747,566	$22,433,804	$130,217

Total impaired loans	$53,619,534	$61,150,203	$3,747,566	$52,840,798	$285,107

At December 31, 2010
With no related allowance recorded:
Commercial, financial and Agricultural	$441,861	$629,296	$—	$1,250,446	$1,293
Real estate - construction residential	1,769,622	2,355,936	—	2,533,863	2,003
Real estate - construction commercial	8,297,388	9,393,368	—	15,889,842	475
Real estate - residential	2,463,735	2,950,560	—	5,269,211	13,480
Real estate - commercial	12,939,973	14,869,833	—	24,373,677	476,932
Consumer	125,858	132,688	—	149,971	4,219

Total	$26,038,437	$30,331,681	$—	$49,467,010	$498,402

With an allowance recorded:
Commercial, financial and Agricultural	$3,217,995	$3,260,009	$1,737,159	$1,243,084	$19,544
Real estate - construction residential	1,816,276	1,848,593	1,552,406	460,869	—
Real estate - construction commercial	3,485,517	4,740,517	201,147	4,363,077	42,824
Real estate - residential	5,576,292	5,669,041	1,117,141	3,662,862	115,609
Real estate - commercial	16,136,025	16,215,862	1,767,893	4,554,688	8,325

Total	$30,232,106	$31,734,022	$6,375,746	$14,284,580	$186,302

Total impaired loans	$56,270,543	$62,065,703	$6,375,746	$63,751,590	$684,704

Interest income recognized on loans in non-accrual status and contractual interest that would have been recorded had the loans performed in accordance with their original contractual terms is as follows:

	2011	2010	2009
Contractual interest due on non-accrual loans	$1,962,972	$2,551,645	$1,726,395
Interest income recognized on loans in non-accrual status	10,588	22,356	158,124

Net reduction in interest income	$1,952,384	$2,529,289	$1,568,271

The specific reserve component of the Company’s allowance for loan losses at December 31, 2011 and 2010 was determined by using fair values of the underlying collateral obtained through independent appraisals and internal evaluations, or by discounting the total expected future cash flows. The recorded investment varies from the unpaid principal balance primarily due to partial charge-offs taken resulting from current appraisals received. The amount recognized as interest income on impaired loans continuing to accrue interest, primarily related to troubled debt restructurings, was $274,519, $662,348, and $436,787, for the years ended December 31, 2011, 2010, and 2009, respectively. The average recorded investment in impaired loans is calculated on a monthly basis during the years reported.

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes. Borrowers are generally classified as delinquent once payments become 30 days or more past due. The following table provides aging information for the Company’s past due and non-accrual loans at December 31, 2011 and 2010.

	Current or Less Than 30 Days Past Due	30 - 89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total

December 31, 2011
Commercial, Financial, and Agricultural	$126,244,521	$242,672	$—	$2,067,980	$128,555,173
Real Estate Construction - Residential	29,054,404	—	—	1,146,794	30,201,198
Real Estate Construction - Commercial	39,821,946	—	7,754	7,867,059	47,696,759
Real Estate Mortgage - Residential	195,779,337	3,513,373	8,566	4,152,928	203,454,204
Real Estate Mortgage - Commercial	371,000,415	923,704	36,479	30,999,729	402,960,327
Installment and Other Consumer	29,281,191	612,461	978	168,257	30,062,887

Total	$791,181,814	$5,292,210	$53,777	$46,402,747	$842,930,548

December 31, 2010
Commercial, Financial, and Agricultural	$127,315,586	$534,865	$—	$3,532,016	$131,382,467
Real Estate Construction - Residential	28,200,876	47,400	—	3,585,898	31,834,174
Real Estate Construction - Commercial	45,511,088	474,934	—	10,066,888	56,052,910
Real Estate Mortgage - Residential	199,386,784	2,775,654	—	5,672,050	207,834,488
Real Estate Mortgage - Commercial	409,906,845	1,557,599	—	27,604,178	439,068,622
Installment and Other Consumer	31,784,217	356,812	32,916	125,857	32,299,802

Total	$842,105,396	$5,747,264	$32,916	$50,586,887	$898,472,463

Credit Quality

The following table provides information about the credit quality of the loan portfolio using the Company’s internal rating system reflecting management’s risk assessment. Recent reviews by the Company’s credit officer identified areas of concern that resulted in heightened attention being given to reducing concentrations of credit and, in particular, to strengthening credit quality and administration. Loans are placed on watch status when (1) one or more weaknesses which could jeopardize timely liquidation exits; or (2) the margin or liquidity of an asset is sufficiently tenuous that adverse trends could result in a collection problem. Loans classified as substandard are inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified may have a well defined weakness or weaknesses that jeopardize the repayment of the debt. Such loans are characterized by the distinct possibility that the company may sustain some loss if the deficiencies are not corrected. It is the Company’s policy to discontinue the accrual of interest income on loans when management believes such that the collection of interest or principal is doubtful. Loans are placed on non-accrual status when (1) deterioration in the financial condition of the borrower exists for which payment of full principal and interest is not expected, or (2) upon which principal or interest has been in default for a period of 90 days or more and the asset is not both well secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if any doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis.

	Commercial	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total

At December 31, 2011
Watch	$22,206,456	$9,644,326	$9,337,768	$13,231,006	$24,392,448	$557,278	$79,369,282
Substandard	4,141,582	842,063	1,189,122	4,268,914	8,003,868	444,003	18,889,552
Non-accrual	2,067,980	1,146,794	7,867,059	4,152,928	30,999,729	168,257	46,402,747

Total	$28,416,018	$11,633,183	$18,393,949	$21,652,848	$63,396,045	$1,169,538	$144,661,581

At December 31, 2010
Watch	$21,981,367	$7,519,394	$9,400,584	$9,184,659	$35,050,206	$564,489	$83,700,699
Substandard	2,840,703	757,637	4,242,934	4,423,219	12,635,163	441,514	25,341,170
Non-accrual	3,532,016	3,585,898	10,066,888	5,672,050	27,604,178	125,857	50,586,887

Total	$28,354,086	$11,862,929	$23,710,406	$19,279,928	$75,289,547	$1,131,860	$159,628,756

Troubled Debt Restructurings

At December 31, 2011, loans classified as troubled debt restructurings (TDRs) totaled $32,165,238, of which $24,948,451 was on non-accrual status and $7,216,787 was on accrual status. At December 31, 2010, loans classified as TDRs totaled $22,080,431, of which $16,397,775 was on non-accrual status and $5,683,656 was on accrual status. When an individual loan is determined to be a TDR, the amount of impairment is based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the underlying collateral less applicable selling costs. Accordingly, specific reserves of $1,522,422 and $1,359,079 were allocated to the allowance for loan losses at December 31, 2011 and December 31, 2010, respectively. As a result of adopting the amendments in Accounting Standards Update (ASU) No. 2011-02 — Receivables (ASC Topic 310) — A Creditor’s Determination of Whether a restructuring Is a Troubled Debt Restructuring, the Company reassessed all restructurings that occurred on or after January 1, 2011 for identification as TDRs. Based upon the provisions of this standard, the Company determined that 10 loans totaling $10,377,700 not previously classified as troubled debt restructurings met the definition of a troubled debt restructuring set forth under the ASU 2011-02. In all cases, these loans had previously been, and continue to be, classified as impaired. As each loan had been previously identified as impaired, an impairment review had been performed with respect to each loan and appropriate provisions for loan loss had been provided in prior periods.

The following table summarizes loans that were modified as TDRs during the year ended December 31, 2011:

	The Year Ended December 31, 2011
	Recorded Investment (1)
	Number of Contracts	Pre- Modification	Post- Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	9	$3,500,192	$3,485,661
Real estate construction - commercial	8	6,616,223	6,227,302
Real estate mortgage - residential	7	1,157,063	1,009,716
Real estate mortgage - commercial	9	9,552,474	9,215,406

Total	33	$20,825,952	$19,938,085

(1)	The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon during the period ended are not reported.

According to guidance provided in ASC subtopic 310-40, Troubled Debt Restructurings by Creditors, a loan restructuring or modification of terms is a TDR if the creditor for economic or legal reasons related to the borrowers financial difficulties grants a concession to the borrower that it would not otherwise consider. The Company’s portfolio of loans classified as TDRs include concessions such as interest rates below the current market rate, deferring principal payments, and extending maturity dates. Once a loan becomes a TDR, it will continue to be reported as a TDR until it is ultimately repaid in full, charged-off, or foreclosed and sold. The Company considers a loan in TDR status in default when the borrowers payment according to the modified terms is at least 90 days past due or has defaulted due to expiration of the loans maturity date. During the year ended December 31, 2011, thirty-three loans were modified meeting the criteria for troubled debt restructurings. During this time period none of these 2011 TDRs have subsequently defaulted based on their restructured terms.

Real Estate Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2011
Real Estate Acquired in Settlement of Loans [Abstract]
Real Estate Acquired in Settlement of Loans
(3)	Real Estate Acquired in Settlement of Loans

	December 31, 2011	December 31, 2010
Commercial	$17,150	$67,421
Real estate construction - residential	306,863	294,960
Real estate construction - commercial	13,649,784	12,934,239
Real estate mortgage - residential	2,120,721	2,777,614
Real estate mortgage - commercial	6,623,580	3,476,607

Total	$22,718,098	$19,550,841
Less valuation allowance for other real estate owned	(6,976,985)	(6,158,433)

Total	$15,741,113	$13,392,408

Balance at December 31, 2010		$19,550,841

Additions, net of charge-offs		10,447,979
Proceeds from sales		(6,841,293)
Net loss on sales		(439,429)

Total other real estate owned		$22,718,098
Less valuation allowance for other real estate owned		(6,976,985)

Balance at December 31, 2011		$15,741,113

Activity in the valuation allowance for other real estate owned in settlement of loans for the years ended December 31, 2011, 2010, and 2009, respectively, is summarized as follows:

	The Year Ended December 31,
	2011	2010	2009

Balance, beginning of period	$6,158,433	$—	$—
Provision for other real estate owned	1,251,466	6,158,433	—
Charge-offs	(432,914)	—	—

Balance, end of period	$6,976,985	$6,158,433	$—

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
(4)	Investment Securities

A summary of investment securities by major category, at fair value, consisted of the following at December 31, 2011 and 2010.

	2011	2010

U.S. treasury	$2,054,102	$1,027,891
Government sponsored enterprises	70,313,978	53,341,551
Asset-backed securities	107,328,618	90,176,241
Obligations of states and political subdivisions	34,109,303	34,431,867

Total available for sale securities	$213,806,001	$178,977,550

All of the Company’s investment securities are classified as available for sale, as discussed in more detail below. Asset backed securities include agency mortgage-backed securities, which are guaranteed by government sponsored agencies such as the FHLMC, FNMA and GNMA. The Company does not invest in subprime originated mortgage-backed or collateralized debt obligation instruments.

Investment securities which are classified as restricted equity securities primarily consist of Federal Home Loan Bank Stock and the Company’s interest in statutory trusts. These securities are reported at cost in other assets in the amount of $4,384,850 and $6,141,950, as of December 31, 2011 and 2010 respectively.

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2011 and 2010 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2011

U.S. Treasury	$1,999,643	$54,459	$—	$2,054,102
Government sponsored enterprises	69,703,105	628,888	18,015	70,313,978
Asset-backed securities	103,805,717	3,546,712	23,811	107,328,618
Obligations of states and political subdivisions	32,716,023	1,393,874	594	34,109,303

Total available for sale securities	$208,224,488	$5,623,933	$42,420	$213,806,001

Weighted average yield at end of period	2.89%

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2010

U.S Treasury	$999,823	$28,068	$—	$1,027,891
Government sponsored enterprises	53,516,545	327,051	502,045	53,341,551
Asset-backed securities	88,634,760	1,905,377	363,896	90,176,241
Obligations of states and political subdivisions	34,146,782	555,240	270,155	34,431,867

Total available for sale securities	$177,297,910	$2,815,736	$1,136,096	$178,977,550

Weighted average yield at end of period	3.37%

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2011, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

	Amortized cost	Fair value

Due in one year or less	$2,441,553	$2,452,493
Due after one year through five years	81,561,345	82,549,044
Due after five years through ten years	18,713,149	19,682,253
Due after ten years	1,702,724	1,793,593

	104,418,771	106,477,383
Asset-backed securities	103,805,717	107,328,618

Total	$208,224,488	$213,806,001

Debt securities with carrying values aggregating approximately $172,447,000 and $148,099,000 at December 31, 2011 and 2010, respectively, were pledged to secure public funds, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

	2011	2010	2009

Proceeds from sales	$—	$—	$12,546,609

Gains	—	—	605,716
Losses	—	—	—

Net gains	$—	$—	$605,716

Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010, were as follows:

	Less than 12 months		12 months or more			Total
At December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Number of Investment Positions	Fair Value	Unrealized Losses

Government sponsored enterprises	$13,250,239	$(18,015)	$—	$—	13	$13,250,239	(18,015)
Asset-backed securities	4,591,075	(23,811)	—	—	5	4,591,075	$(23,811)
Obligations of states and political subdivisions	229,089	(300)	150,279	(294)	2	379,368	(594)

	$18,070,403	$(42,126)	$150,279	$(294)	20	$18,220,682	$(42,420)

	Less than 12 months		12 months or more			Total
At December 31, 2010	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Number of Investment Positions	Fair Value	Unrealized Losses

Government sponsored enterprises	$20,504,526	$(502,045)	$—	$—	19	$20,504,526	(502,045)
Asset-backed securities	21,177,793	(363,896)	—	—	20	21,177,793	$(363,896)
Obligations of states and political subdivisions	8,038,946	(270,155)	—	—	29	8,038,946	(270,155)

	$49,721,265	$(1,136,096)	$—	$—	68	$49,721,265	$(1,136,096)

The Company’s available for sale portfolio consisted of approximately 365 securities at December 31, 2011. One of these securities with an unrealized loss of $294 had been in the loss position for 12 months or longer. The $42,000 unrealized loss included in other comprehensive income at December 31, 2011 was caused by interest rate fluctuations. The Company’s available for sale portfolio consisted of approximately 333 securities at December 31, 2010. None of these securities had been in the loss position for 12 months or longer. The $1,136,000 unrealized loss included in other comprehensive income at December 31, 2010 was caused by interest rate fluctuations. Because the decline in fair value is attributable to changes in interest rates and not credit quality these investments were not considered other-than-temporarily impaired at December 31, 2011 and 2010.

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
(5)	Premises and Equipment

A summary of premises and equipment at December 31, 2011 and 2010 is as follows:

	2011	2010

Land and land improvements	$10,120,668	$10,324,154
Buildings and improvements	33,652,171	32,209,975
Furniture and equipment	12,013,172	10,992,544
Construction in progress	277,031	207,880

Total	56,063,042	53,734,553
Less accumulated depreciation	18,109,670	16,754,050

Net premises and equipment	$37,953,372	$36,980,503

Depreciation expense for the past three years is as follows:

	For the Years Ended December 31,
	2011	2010	2009

Depreciation expense	$1,940,319	$1,963,842	$2,044,257

Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Other Intangible Assets [Abstract]
Other Intangible Assets
(6)	Other Intangible Assets

A summary of other intangible assets at and for the years ended December 31, 2011 and 2010 is as follows:

	For the Years Ended December 31,
	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount

Amortizable intangible assets:
Core deposit intangible	$4,795,224	$(4,252,478)	$542,746	$7,060,224	$(6,082,715)	$977,509
Mortgage servicing rights	3,170,639	(862,262)	2,308,377	3,067,368	(711,378)	2,355,990

Total intangible assets	$7,965,863	$(5,114,740)	$2,851,123	$10,127,592	$(6,794,093)	$3,333,499

Changes in the net carrying amount of other intangible assets for the years ended December 31, 2011 and 2010 are shown in the following table:

	Core Deposit Intangible Asset	Mortgage Servicing Rights

Balance at December 31, 2009	$1,503,986	$2,020,964
Additions	—	1,168,701
Amortization	(526,477)	(833,675)

Balance at December 31, 2010	977,509	2,355,990
Additions	—	760,322
Amortization	(434,763)	(807,935)

Balance at December 31, 2011	$542,746	$2,308,377

Mortgage servicing rights (MSRs) are amortized over the shorter of 7 years or the life of the loan. They are periodically reviewed for impairment and if impairment is indicated, recorded at fair value. At December 31, 2011 and 2010, no temporary impairment was recognized. The fair value of MSRs is based on the present value of expected cash flows, as further discussed in Fair Value of Financial Instruments. Mortgage loans serviced for others totaled approximately $307,016,000 and $298,325,000 at December 31, 2011 and 2010, respectively. Included in other noninterest income were real estate servicing fees for the years ended December 31, 2011, 2010 and 2009 of $863,000, $927,000, and $888,000, respectively.

The Company’s amortization expense on intangible assets in any given period may be different from the estimated amounts depending upon the acquisition of intangible assets, changes in mortgage interest rates, prepayment rates and other market conditions. The following table shows the estimated future amortization expense based on existing asset balances and the interest rate environment as of December 31, 2011 for the next five years:

	Core Deposit Intangible Asset	Mortgage Servicing Rights
2012	$408,062	$487,000
2013	134,684	412,000
2014	—	349,000
2015	—	295,000
2016	—	249,000

The aggregate amortization expense of intangible assets subject to amortization for the past three years is as follows:

	For the Years Ended December 31,
Aggregate amortization expense	2011	2010	2009
Core deposit intangible asset	$434,763	$526,477	$626,111
Mortgage servicing rights	807,935	833,675	916,093

Deposits	12 Months Ended
Dec. 31, 2011
Deposits and Capital Requirements [Abstract]
Deposits
(7)	Deposits

The scheduled maturities of total time deposits are as follows:

	2011	2010

Due within:
One year	$266,516,536	$304,221,827
Two years	93,209,127	58,226,647
Three years	34,729,677	54,968,145
Four years	8,811,088	5,196,284
Five years	11,172,178	7,162,643
Thereafter	—	—

	$414,438,606	$429,775,546

At December 31, 2011 and 2010, the Company had certificates and other time deposits in denominations of $100,000 or more which mature as follows:

	2011	2010

Due within:
Three months or less	$52,273,804	$19,997,962
Over three months through six months	16,016,986	35,685,505
Over six months through twelve months	32,291,758	37,901,059
Over twelve months	38,922,100	30,982,234

	$139,504,648	$124,566,760

The Federal Reserve Bank required the Bank to maintain cash or balances of $1,335,000 and $23,564,000 at December 31, 2011 and 2010, respectively, to satisfy reserve requirements.

Average compensating balances held at correspondent banks were $489,000 and $667,000 at December 31, 2011 and 2010, respectively. The Bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks.

Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings [Abstract]
Borrowings
(8)	Borrowings

Federal Funds Purchased and Securities Sold Under Agreements to Repurchase (repurchase agreements)

Information relating to federal funds purchased and repurchase agreements is as follows:

	Year End Weighted Rate	Average Weighted Rate	Average Balance Outstanding	Maximum Outstanding at any Month End	Balance at December 31,
2011
Federal funds purchased	—%	0.3%	$2,225	$—	$—
Short-term repurchase agreements	0.1	0.2	27,634,019	30,227,375	24,516,277

Total					24,516,277

2010
Federal funds purchased	—%	1.0%	$425,805	$—	$—
Short-term repurchase agreements	0.2	0.2	32,297,375	35,168,836	30,068,453

Total					30,068,453

2009
Federal funds purchased	0.9%	0.9%	$1,507,904	$7,175,000	$4,980,000
Short-term repurchase agreements	0.2	0.2	32,414,635	32,489,362	31,665,434

Total					36,645,434

The securities underlying the agreements to repurchase are under the control of the Bank. All securities sold under agreements to repurchase are secured by a portion of the Company’s investment portfolio.

Under agreements with unaffiliated banks, the Bank may borrow federal funds up to $15,000,000 on an unsecured basis and $19,918,000 on a secured basis at December 31, 2011.

Subordinated Notes and Other Borrowings

Other borrowings of the Company consisted of the following:

			2011		2010
	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	Subsidiary bank	2012	$8,283,528	1.6%	$38,575,989	3.6%
		2013	10,126,461	1.5%	8,283,528	1.6%
		2014	—	na	10,126,461	1.6%
		2015	—	na	—	na
		2016	—	na	—	na
		2017-18	10,000,000	2.5%	10,000,000	2.5%

Total			28,409,989		66,985,978

Subordinated notes	The Company	2034	25,774,000	3.3%	25,774,000	3.0%
		2035	23,712,000	2.4%	23,712,000	2.1%

Total			$49,486,000		$49,486,000

The Bank subsidiary of the Company is a member of the Federal Home Loan Bank of Des Moines (FHLB) and has access to term financing from the FHLB. These borrowings are secured under a blanket agreement which assigns all investment in Federal Home Loan Bank of Des Moines stock, as well as mortgage loans equal to 125% to 175% (based on collateral type) of the outstanding advance balance, to secure amounts borrowed by the Bank. The outstanding balance of $28,410,000 includes $10,000,000 which the FHLB may call for early payment within the next year. The FHLB has also issued letters of credit totaling $206,000 at December 31, 2011. Based upon the collateral pledged to the Federal Home Loan Bank of Des Moines at December 31, 2010, the Bank could borrow up to an additional $230,465,000 under the agreement.

On March 17, 2005, Exchange Statutory Trust II, a business trust issued $23,000,000 of 30-year floating rate Trust Preferred Securities (TPS) to a TPS Pool. The floating rate is equal to a three-month LIBOR rate plus 1.83% and reprices quarterly (2.39% at December 31, 2011). The TPS can be prepaid without penalty at any time after five years from the issuance date.

The TPS represent preferred interests in the trust. The Company invested approximately $712,000 in common interests in the trust and the purchaser in the private placement purchased $23,000,000 in preferred interests. The proceeds were used by the trust to purchase from the Company its 30-year deeply subordinated debentures whose terms mirror those stated above for the TPS. The debentures are guaranteed by the Company pursuant to a subordinated guarantee. Distributions on the TPS are payable quarterly on March 17, June 17, September 17, and December 17 of each year that the TPS are outstanding. The trustee for the TPS holders is U.S. Bank, N.A.. The trustee does not have the power to take enforcement action in the event of a default under the TPS for five years from the date of default. In the event of default, however, the Company would be precluded from paying dividends until the default is cured.

On March 17, 2004, Exchange Statutory Trust I, a Delaware business trust and subsidiary of the Company issued $25,000,000 of floating TPS to a TPS Pool. The floating rate is equal to the three-month LIBOR rate plus 2.70% and reprices quarterly (3.26% at December 31, 2011). The TPS are fully, irrevocably, and unconditionally guaranteed on a subordinated basis by the Company. The proceeds of the TPS were invested in junior subordinated debentures of the Company. Distributions on the TPS are payable quarterly on March 17, June 17, September 17, and December 17 of each year that the TPS are outstanding. The TPS mature on March 17, 2034. That maturity date may be shortened if certain conditions are met.

The Exchange Statutory Trusts are not consolidated in the Company’s financial statements. Accordingly, the Company does not report the securities issued by the Exchange Statutory Trusts as liabilities, and instead reports the subordinated notes issued by the Company and held by the Exchange Statutory Trusts as liabilities. The amount of the subordinated notes as of December 31, 2010 and 2009 was $49,486,000. The Company has recorded the investments in the common securities issued by the Exchange Statutory Trusts aggregating $1,486,000, and the corresponding obligations under the subordinated notes, as well as the interest income and interest expense on such investments and obligations in its consolidated financial statements.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(9)	Income Taxes

The composition of income tax (benefit) expense for 2011, 2010, and 2009 is as follows:

	2011	2010	2009
Current:
Federal	$374,369	$(836,846)	$2,131,373
State	(214,183)	79,556	354,072

Total current	160,186	(757,290)	2,485,445

Deferred:
Federal	385,594	(2,090,598)	(564,779)
State	45,364	(238,925)	(64,546)

Total deferred	430,958	(2,329,523)	(629,325)

Total income tax (benefit) expense	$591,144	$(3,086,813)	$1,856,120

Applicable income tax (benefit) expense for financial reporting purposes differ from the amount computed by applying the statutory Federal income tax rate for the reasons noted in the table below:

	2011		2010		2009
	Amount	%	Amount	%	Amount	%
Income (loss) before provision for income tax (benefit) expense	$3,448,414		$(6,638,553)		$6,811,877

Tax at statutory Federal income tax rate	$1,172,461	34.00%	$(2,257,108)	34.00%	$2,316,038	34.00%
Tax-exempt income	(404,001)	(11.72)	(445,020)	6.70	(508,002)	(7.46)
State income tax, net of Federal tax benefit	(111,421)	(3.23)	(105,184)	1.58	191,087	2.81
Other, net	(65,895)	(1.91)	(279,501)	4.22	(143,003)	(2.10)

Provision for income tax (benefit) expense	$591,144	17.14%	$(3,086,813)	46.50%	$1,856,120	27.25%

The components of deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are as follows:

	2011	2010

Deferred tax assets:
Allowance for loan losses	$5,247,505	$5,680,298
Nonaccrual loan interest	1,033,195	1,208,665
Core deposit intangible	882,583	873,017
Goodwill	2,831,425	3,263,670
Impairment of other real estate owned	2,734,539	2,547,425
Deferred compensation	26,879	46,878
Deferred taxes on pension	1,379,898	240,349
Pension	276,331	—
Other	548,980	447,485

Total deferred tax assets	14,961,335	14,307,787

Deferred tax liabilities:
Premises and equipment	960,245	999,943
Mortgage servicing rights	791,037	789,759
FHLB stock dividend	100,282	102,921
Assets held for sale	108,735	—
Available-for-sale securities	2,176,790	655,060
Pension	—	118,265
Other	1,892	6,345

Total deferred tax liabilities	4,138,981	2,672,293

Net deferred tax asset	$10,822,354	$11,635,494

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not the Company will realize the benefits of these temporary differences at December 31, 2011 and, therefore, has not established a valuation reserve.

At December 31, 2011, the accumulation of prior years’ earnings representing tax bad debt deductions of the Bank was $2,931,503. If these tax bad debt reserves were charged for losses other than bad debt losses, the Bank would be required to recognize taxable income in the amount of the charge. It is not contemplated that such tax-restricted retained earnings will be used in a manner that would create federal income tax liabilities.

The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. As a result of the lapse of the statue of limitations for the 2007 tax year, the Company recognized $340,351 of gross unrecognized tax benefits and $30,969 of accrued interest. This resulted in a decrease of the effective tax rate for the year-ended December 31, 2011 compared to December 31, 2010. As of December 31, 2011, the Company did not have any uncertain tax provisions.

A reconciliation of the beginning and ending amount of the unrecognized tax benefits is as follows:

	2011	2010	2009
Unrecognized tax benefits as of January 1,	$340,351	$562,076	$748,942
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during prior years	—	—	—
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during year	—	—	—
The amount of decreases in unrecognized tax benefits relating to settlements with taxing authorities	—	—	—
Reductions to unrecognized benefits as a result of a lapse of the applicable statute of limitations	(340,351)	(221,725)	(186,866)

Unrecognized tax benefits as of December 31,	$—	$340,351	$562,076

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
(10)	Employee Benefit Plans

Employee benefits charged to operating expenses are summarized in the table below.

	2011	2010	2009
Payroll taxes	$1,098,110	$1,105,599	$1,096,793
Medical plans	1,676,494	1,544,670	1,494,166
401k match	290,665	318,518	306,042
Pension plan	907,455	864,871	890,692
Profit-sharing	—	2	282,904
Other	249,671	161,210	133,803

Total employee benefits	$4,222,395	$3,994,870	$4,204,400

The Company’s profit-sharing plan includes a matching 401k portion, in which the Company matches the first 3% of eligible employee contributions. The Company made annual contributions in an amount up to 6% of income before income taxes and before contributions to the profit-sharing and pension plans for all participants, limited to the maximum amount deductible for Federal income tax purposes, for each of the years shown. In addition, employees were able to make additional tax-deferred contributions.

Pension

The Company also provides a noncontributory defined benefit pension plan for all full-time employees.

An employer is required to recognize the funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. Under the Company’s funding policy for the defined benefit pension plan, contributions are made to a trust as necessary to provide for current service and for any unfunded accrued actuarial liabilities over a reasonable period. To the extent that these requirements are fully covered by assets in the trust, a contribution might not be made in a particular year. The Company made a $1,243,000 contribution to the defined benefit plan through March 30, 2012, of which $310,000 relates to the 2010 plan year and $933,000 relates to the 2011 plan year. The minimum required contribution for the 2012 plan year is estimated to be $1,048,000. The Company has not determined whether it will make any contributions other than the minimum required funding contribution for 2012.

Obligations and Funded Status at December 31

	2011	2010

Change in projected benefit obligation:
Balance, January 1	$10,655,180	$9,400,952
Service cost	930,691	844,178
Interest cost	603,903	556,047
Actuarial loss	2,240,500	59,386
Benefits paid	(213,069)	(205,383)

Balance, December 31	14,217,205	10,655,180

Change in plan assets:
Fair value, January 1	9,296,645	7,993,695
Actual gain (loss) return on plan assets	(54,282)	954,332
Employer contribution	1,005,000	554,000
Benefits paid	(213,069)	(205,382)

Fair value, December 31	10,034,294	9,296,645

Funded status at end of year	$(4,182,911)	$(1,358,535)

Accumulated benefit obligation	$10,762,152	$8,172,291

Components of Net Pension Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income

The following items are components of net pension cost for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Service cost - benefits earned during the year	$930,691	$844,178	$850,940
Interest costs on projected benefit obligations	603,903	556,047	509,482
Expected return on plan assets	(705,767)	(613,982)	(539,283)
Amortization of prior service cost	78,628	78,628	78,628
Amortization of net gains	—	—	(9,075)

Net periodic pension expense	$907,455	$864,871	$890,692

Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) at December 31, 2011 and 2010 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

	2011	2010

Prior service costs	$(678,812)	$(757,440)
Net accumulated actuarial net (loss) gain	(2,776,911)	223,639

Accumulated other comprehensive loss	(3,455,723)	(533,801)
Net periodic benefit cost in excess of cumulative employer contributions	(727,188)	(824,734)

Net amount recognized at December 31, balance sheet	$(4,182,911)	$(1,358,535)

Net loss (gain) arising during period	$3,000,549	$(280,964)
Prior service cost amortization	(78,628)	(78,628)
Amortization of net actuarial gain / (loss)	—	—

Total recognized in other comprehensive income	$2,921,921	$(359,592)

Total recognized in net periodic pension cost and other comprehensive income	$3,829,376	$505,279

The estimated prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic cost in 2012 is $78,628. During 2012, $92,378 is the estimated amount of actuarial loss subject to amortization into net periodic pension cost.

Assumptions utilized to determine benefit obligations as of December 31, 2011, 2010 and 2009 and to determine pension expense for the year then ended are as follows:

	2011	2010	2009
Determination of Benefit obligation at year end:
Discount rate	4.75%	5.75%	6.00%
Annual rate of compensation increase	4.50%	4.50%	4.50%
Determination of Pension expense for year ended:
Discount rate for the service cost	5.75%	5.75%	6.00%
Annual rate of compensation increase	4.50%	4.50%	4.50%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

The assumed overall expected long-term rate of return on pension plan assets used in calculating 2011 pension expense was 7%. Determination of the plan’s rate of return is based upon historical returns for equities and fixed income indexes. During the past five years the Company’s plan assets have experienced the following annual returns: 0.1% in 2011, 12.4% in 2010, 22.0% in 2009, (32.6)% in 2008, and 7.4% in 2007. The rate used in plan calculations may be adjusted by management for current trends in the economic environment. With a traditional investment mix of over half of the plan’s investments in equities, the actual return for any one plan year may fluctuate significantly with changes in the stock market. Due to a decline in the economy and a decrease in discount rates used in the actuarial calculation of plan income, the Company expects to incur $1,320,000 expense in 2012 compared to $907,000 in 2011.

Plan Assets

The investment policy of the pension plan is designed for growth in value while minimizing risk to the overall portfolio. The Company diversifies the assets through investments in domestic and international fixed income securities and domestic and international equity securities. The assets are readily marketable and can be sold to fund benefit payment obligations as they become payable. The Company’s long-term investment target mix for the plan is 70% equity securities and 30% fixed income. The Company regularly reviews its policies on the investment mix and may make changes depending on economic conditions and perceived investment mix.

The fair value of the Company’s pension plan assets at December 31, 2011 and 2010 by asset category are as follows:

		Fair Value Measurements At December 31, 2011 Using
Description	Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash equivalents	$1,790,943	$1,790,943	$—	$—
Equity securities:
U.S. large-cap (a)	3,820,667	3,820,667	—	—
U.S. mid-cap (b)	502,246	502,246	—	—
U.S. small-cap (c)	595,027	595,027	—	—
International (d)	1,277,798	1,277,798	—	—
Real Estate (e)	203,000	203,000	—	—
Commodities (f)	198,253	198,253	—	—
Fixed income securities:
U.S. Gov’t Agency Obligations (g)	841,083	—	841,083	—
Corporate investment grade (g)	653,144	—	653,144	—
Corporate non-investment grade (g)	152,133	—	152,133	—

Total	$10,034,294	$8,387,934	$1,646,360	$—

(a)	This category is comprised of low-cost equity index funds not actively managed that track the S&P 500.
(b)	This category is comprised of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
(c)	This is comprised of actively managed mutual funds.
(d)	37% of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
(e)	This category comprised low-cost real estate index exchange traded funds.
(f)	This category is comprised of exchange traded funds investing agricultural and energy commodities.
(g)	This category is comprised of individual bonds.

		Fair Value Measurements At December 31, 2010 Using
Description	Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash equivalents	$1,123,265	$1,123,265	$—	$—
Equity securities:
U.S. large-cap (a)	3,364,627	3,364,627	—	—
U.S. mid-cap (b)	1,138,036	1,138,036	—	—
U.S. small-cap (c)	445,318	445,318	—	—
International (d)	1,276,752	1,276,752	—	—
Fixed income securities:
U.S. Govt Agency Obligations (e)	993,464	—	993,464	—
Corporate investment grade (e)	682,715	—	682,715	—
Corporate non-investment grade (e)	272,468	—	272,468	—

Total	$9,296,645	$7,347,998	$1,948,647	$—

(a)	This category is comprised of low-cost equity index funds not actively managed that track the S&P 500.
(b)	This category is comprised of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
(c)	This is comprised of actively managed mutual funds.
(d)	44% of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
(e)	This category is comprised of individual bonds.

The following future benefit payments are expected to be paid:

Year	Pension benefits
2012	$326,953
2013	335,437
2014	413,817
2015	429,802
2016	432,330
2017 to 2021	2,793,297

Stock Compensation	12 Months Ended
Dec. 31, 2011
Stock Compensation [Abstract]
Stock Compensation
(11)	Stock Compensation

The Company’s stock option plan provides for the grant of options to purchase up to 506,188 shares of the Company’s common stock to officers and other key employees of the Company and its subsidiaries. All options have been granted at exercise prices equal to fair value and vest over periods ranging from four to five years, except 10,705 options issued in 2008 to acquire shares that vested immediately.

The following table summarizes the Company’s stock option activity:

	Number of shares December 31			Weighted average exercise price December 31
	2011	2010	2009	2011	2010	2009
Outstanding, beginning of year	260,466	298,382	299,988	$24.44	$23.18	$23.21
Granted	—	—	—	—	—	—
Exercised	—	—	—	—	—	—
Forfeited	—	—	(1,606)	—	—	27.94
Expired	(192)	(37,916)	—	18.68	14.52	—

Outstanding, end of year	260,274	260,466	298,382	$24.45	$24.44	$23.18

Exercisable, end of year	233,706	217,503	233,256	$24.53	$24.52	$22.84

Options have been adjusted to reflect a 4% stock dividend paid on July 1, 2011.

Options outstanding at December 31, 2011 had a weighted average remaining contractual life of approximately 3.5 years and no intrinsic value. Options outstanding at December 31, 2010 had a remaining contractual life of approximately 4.5 years and no intrinsic value. No stock options were granted during in the years presented above.

Options exercisable at December 31, 2011 had a weighted average remaining contractual life of approximately 3.3 years and no intrinsic value. Options exercisable at December 31, 2010 had a weighted average remaining contractual life of approximately 4.1 years and no intrinsic value. No stock options were exercised during the years presented above.

Total stock-based compensation expense for the years ended December 31, 2011, 2010, and 2009 was $58,000, $87,000, and $130,000, respectively. As of December 31, 2011, the total unrecognized compensation expense related to non-vested stock awards was $99,000 and the related weighted average period over which it is expected to be recognized is approximately 3 years.

Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock [Abstract]
Preferred Stock
(12)	Preferred Stock

On December 19, 2008, the Company announced its participation in the U.S. Treasury Department’s Capital Purchase Program (CPP), a voluntary program that provides capital to financially healthy banks. This program is designed to attract broad participation by banking institutions to help stabilize the financial system by encouraging lending. The Company has used the funds received, as discussed below, to continue to provide loans to its customers and to look for ways to deploy additional funds to benefit the communities in the Company’s market area.

Participating in this program included the Company’s issuance of 30,255 shares of senior preferred stock (with a par value of $1,000 per share) and a ten year warrant to purchase approximately 276,090 shares of common stock (see below for additional information) to the U.S. Department of Treasury in exchange for $30,255,000. The proceeds received were allocated between the preferred stock and the common stock warrant based upon their relative fair values. This resulted in the recording of a discount on the preferred stock upon issuance that reflects the value allocated to the warrant. The discount on the preferred stock will be accreted over five years, consistent with managements’ estimate of the life of the preferred stock. Such accretion will be treated as additional dividends on the preferred stock. The allocated carrying values of the senior preferred stock and common stock warrant at December 31, 2011 were $29,318,000 and $2,382,000, respectively.

The preferred shares carry a 5% cumulative dividend for the first five years and 9% thereafter if not redeemed. The preferred shares are redeemable after three years at par plus accrued dividends, or before three years if the Company raises Tier 1 capital in an amount equal to the preferred stock issued. The preferred stock generally does not have any voting rights, subject to an exception in the event the Company fails to pay dividends on the preferred stock for six or more quarterly periods, whether or not consecutive. Under such circumstances, the Treasury will be entitled to vote to elect two directors to the board until all unpaid dividends have been paid or declared and set apart for payment. The Company is prohibited from paying any dividends with respect to shares of common stock unless all accrued and unpaid dividends are paid in full on the senior preferred stock for all past dividend periods. The Treasury Department may also transfer the senior preferred stock to a third party at any time.

The common stock warrant is exercisable immediately with a ten year term, in whole or in part, at an exercise price of $16.44 per share. The preferred stock and warrant are classified as stockholders’ equity in the consolidated balance sheet and qualify, for regulatory capital purposes, as Tier I capital. For the year ended December 31, 2011, the Company had declared and paid $1,513,000 of dividends and amortized $476,000 of accretion of the discount on preferred stock.

Earnings (loss) per Share	12 Months Ended
Dec. 31, 2011
Earnings (loss) per Share [Abstract]
Earnings (loss) per Share
(13)	Earnings (loss) per Share

Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share gives effect to all dilutive potential common shares that were outstanding during the year. The calculations of basic and diluted earnings (loss) per share are as follows:

	2011	2010	2009

Basic earnings (loss) per common share:
Net income (loss)	$2,857,270	$(3,551,740)	$4,955,757
Less:
Preferred stock dividends	1,512,750	1,512,750	1,516,952
Accretion of discount on preferred stock	476,474	476,474	476,474

Net income (loss) available to common shareholders	$868,046	$(5,540,964)	$2,962,331

Basic (loss) earnings per share	$0.19	$(1.19)	$0.64

Diluted earnings (loss) per common share:

Net income (loss)	$2,857,270	$(3,551,740)	$4,955,757
Less:
Preferred stock dividends	1,512,750	1,512,750	1,516,952
Accretion of discount on preferred stock	476,474	476,474	476,474

Net income (loss) available to common shareholders	$868,046	$(5,540,964)	$2,962,331

Average shares outstanding	4,652,994	4,652,994	4,652,994
Effect of dilutive stock options	—	—	—

Average shares outstanding including dilutive stock options	4,652,994	4,652,994	4,652,994

Diluted earnings (loss) per share	$0.19	$(1.19)	$0.64

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during the period, except when the Company has a loss from continuing operations available to common shareholders. In addition, proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period.

The following options to purchase shares during the fiscal years ended 2011, 2010, and 2009 were not included in the respective computations of diluted earnings (loss) per share because the exercise price of the option, when combined with the effect of the unamortized compensation expense, was greater than the average market price of the common shares and were considered anti-dilutive.

	Years Ended December 31,
	2011	2010	2009
Anti-dilutive shares - option shares	260,274	260,466	298,382
Anti-dilutive shares - warrant shares	276,090	276,090	276,090

Capital Requirements	12 Months Ended
Dec. 31, 2011
Deposits and Capital Requirements [Abstract]
Capital Requirements
(14)	Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification of the Company and the Bank are subject to qualitative judgments by the regulators about components, risk-weightings, and other factors.

Quantitative measures established by regulations to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital to risk-weighted assets, and of Tier I capital to adjusted-average assets. Management believes, as of December 31, 2011 and 2010, the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the regulatory authorities categorized the bank as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table. There are no conditions or events since the notifications that management believes have changed the Bank’s categories.

The actual and required capital amounts and ratios for the Company and the Bank as of December 31, 2011 and 2010 are as follows (dollars in thousands):

	Actual		Minimum Capital requirements		Well-Capitalized Capital Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
Total capital (to risk-weighted assets):
Company	$159,768	18.03%	$70,905	8.00%	—	—
Hawthorn Bank	130,398	15.00	69,567	8.00	$86,959	10.00%
Tier I capital (to risk-weighted assets):
Company	$134,391	15.16%	$35,453	4.00%	—	—
Hawthorn Bank	119,498	13.74	34,784	4.00	$52,175	6.00%
Tier I capital (to adjusted average assets):
Company	$134,391	11.52%	$34,993	3.00%	—	—
Hawthorn Bank	119,498	10.45	34,309	3.00	$57,181	5.00%

	Actual		Minimum Capital requirements		Well-Capitalized Capital Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2010
Total capital (to risk-weighted assets):
Company	$159,510	17.05%	$74,863	8.00%	—	—
Hawthorn Bank	130,361	14.18	73,548	8.00	$91,834	10.00%
Tier I capital (to risk-weighted assets):
Company	$133,349	14.25%	$37,431	4.00%	—	—
Hawthorn Bank	118,837	12.93	36,774	4.00	$55,161	6.00%
Tier I capital (to adjusted average assets):
Company	$133,349	11.00%	$36,360	3.00%	—	—
Hawthorn Bank	118,837	9.99	35,685	3.00	$59,475	5.00%

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
(15)	Fair Value Measurements

The Company uses fair value measurements to record fair value adjustments to certain financial and nonfinancial assets and liabilities. The FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for the measurement of fair value, and enhances disclosures about fair value measurements. The standard applies whenever other standards require (permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. In this standard, FASB clarified the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, the standard establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. As of December 31, 2011 and 2010, there were no transfers into or out of Level 2.

The fair value hierarchy is as follows:

Level 1 — Inputs are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets and liabilities in active markets, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 — Inputs are unobservable inputs for the asset or liability and significant to the fair value. These may be internally developed using the Company’s best information and assumptions that a market participant would consider.

ASC Topic 820 also provides guidance on determining fair value when the volume and level of activity for the asset or liability has significantly decreased and on identifying circumstances when a transaction may not be considered orderly.

The Company is required to disclose assets and liabilities measured at fair value on a recurring basis separate from those measured at fair value on a nonrecurring basis. Nonfinancial assets measured at fair value on a nonrecurring basis would include foreclosed real estate, long-lived assets, and core deposit intangible assets, which are reviewed when circumstances or other events indicate that impairment may have occurred.

Valuation methods for instruments measured at fair value on a recurring basis

Following is a description of the Company’s valuation methodologies used for assets and liabilities recorded at fair value on a recurring basis:

Available-for-sale securities

Available-for-sale securities are recorded at fair value on a recurring basis. Available-for-sale securities is the only balance sheet category the Company is required to prepare in conformity with U.S. GAAP to carry at fair value on a recurring basis. Securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things.

		Fair Value Measurements At December 31, 2011 Using
Description	Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. treasury	$2,054,102	$—	$2,054,102	$—
Government sponsored enterprises	70,313,978	—	70,313,978	—
Asset-backed securities	107,328,618	—	107,328,618	—
Obligations of states and political subdivisions	34,109,303	—	34,109,303	—

Total	$213,806,001		$213,806,001	$—

		Fair Value Measurements At December 31, 2010 Using
Description	Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. treasury	$1,027,891	$—	$1,027,891	$—
Government sponsored enterprises	53,341,551	—	53,341,551	—
Asset-backed securities	90,176,241	—	90,176,241	—
Obligations of states and political subdivisions	34,431,867	—	34,431,867	—

Total	$178,977,550		$178,977,550	$—

Valuation methods for instruments measured at fair value on a nonrecurring basis

Following is a description of the Company’s valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis:

Impaired Loans

The Company does not record loans at fair value on a recurring basis other than loans that are considered impaired. The net carrying value of impaired loans is generally based on fair values of the underlying collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. Once the fair value of the collateral has been determined and any impairment amount calculated, a specific reserve allocation is made. Because many of these inputs are not observable, the measurements are classified as Level 3. As of December 31, 2011, the Company identified $30.4 million in impaired loans that had specific allowances for losses aggregating $3.7 million. Related to these loans, there was $11.3 million in charge-offs recorded during 2011.

Other Real Estate Owned and Repossessed Assets

Other real estate owned and repossessed assets consist of loan collateral which has been repossessed through foreclosure. This collateral is comprised of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are recorded as held for sale initially at the lower of the loan balance or fair value of the collateral less estimated selling costs. The Company relies on external appraisals and assessment of property values by our internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. Because many of these inputs are not observable, the measurements are classified as Level 3.

		Fair Value Measurements Using
Description	Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)*
Impaired loans:
Commercial, financial, & agricultural	$642,745	$—	$—	$642,745	$(2,135,996)
Real estate construction - residential	396,460	—	—	396,460	(1,556,738)
Real estate construction - commercial	6,028,792	—	—	6,028,792	(279,088)
Real estate mortgage - residential	3,600,744	—	—	3,600,744	(1,509,328)
Real estate mortgage - commercial	15,980,238	—	—	15,980,238	(5,841,988)

Total	$26,648,979	$—	$—	$26,648,979	$(11,323,138)

Other real estate owned and repossessed assets	$16,020,023	$—	$—	$16,020,023	$(2,111,929)

		Fair Value Measurements Using
Description	Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)*
Impaired loans:
Commercial, financial, & agricultural	$1,480,836	$—	$—	$1,480,836	$(1,634,544)
Real estate construction - residential	263,870	—	—	263,870	(863,399)
Real estate construction - commercial	3,284,371	—	—	3,284,371	(4,496,156)
Real estate mortgage - residential	4,459,151	—	—	4,459,151	(3,971,927)
Real estate mortgage - commercial	14,368,132	—	—	14,368,132	(3,626,892)

Total	$23,856,360	$—	$—	$23,856,360	$(14,592,918)

Other real estate owned and repossessed assets	$14,009,017	$—	$—	$14,009,017	$(3,528,011)

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge offs, valuation write downs, and net losses taken during the periods reported.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
(16)	Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate such value:

Loans

The fair values of loans are estimated by discounting the expected future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. The net carrying amount of impaired loans is generally based on the fair values of collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. This method of estimating fair value does not incorporate the exit-price concept of fair value prescribed by ASC Topic 820.

Investment Securities

A detailed description of the fair value measurement of the debt instruments in the available for sale sections of the investment security portfolio is provided in the Fair Value Measurement section above. A schedule of investment securities by category and maturity is provided in the notes on Investment Securities.

Federal Funds Sold, Cash, and Due from Banks

The carrying amounts of short-term federal funds sold and securities purchased under agreements to resell, interest earning deposits with banks, and cash and due from banks approximate fair value. Federal funds sold and securities purchased under agreements to resell classified as short-term generally mature in 90 days or less.

Mortgage Servicing Rights

The fair value of mortgage servicing rights is based on the discounted value of contractual cash flows utilizing servicing rate, constant prepayment rate, servicing cost, and discount rate factors. Accordingly, the fair value is estimated based on a valuation model which calculates the present value of estimated future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds, market discount rates, cost to service, float earnings rates, and other ancillary income, including late fees.

Accrued Interest Receivable and Payable

For accrued interest receivable and payable, the carrying amount is a reasonable estimate of fair value because of the short maturity for these financial instruments.

Deposits

The fair value of deposits with no stated maturity, such as noninterest-bearing demand, NOW accounts, savings, and money market, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

Securities Sold under Agreements to Repurchase and Interest-bearing Demand Notes to U.S. Treasury

For securities sold under agreements to repurchase and interest-bearing demand notes to U.S. Treasury, the carrying amount is a reasonable estimate of fair value, as such instruments reprice in a short time period.

Subordinated Notes and Other Borrowings

The fair value of subordinated notes and other borrowings is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for other borrowed money of similar remaining maturities.

A summary of the carrying amounts and fair values of the Company’s financial instruments at December 31, 2011 and 2010 is as follows:

	2011		2010
	Carrying amount	Fair value	Carrying amount	Fair value

Assets:
Loans	$829,121,324	$830,077,000	$883,907,596	$889,291,000
Investment in debt securities	213,806,001	213,806,001	178,977,550	178,977,550
Federal fund sold and securities purchased under agreements to resell	75,000	75,000	125,815	125,815
Cash and due from banks	43,134,530	43,134,530	50,853,985	50,853,985
Mortgage servicing rights	2,308,377	2,512,000	2,355,990	3,027,000
Accrued interest receivable	5,340,610	5,340,610	5,733,684	5,733,684

	$1,093,785,842	$1,094,945,141	$1,121,954,620	$1,128,009,034

Liabilities:
Deposits:
Demand	$159,186,859	$159,186,859	$137,749,571	$137,749,571
NOW	169,451,594	169,451,594	160,225,356	160,225,356
Savings	62,075,470	62,075,470	54,722,129	54,722,129
Money market	153,071,624	153,071,624	164,190,054	164,190,054
Time	414,438,606	421,687,000	429,775,546	437,996,000
Federal funds purchased and securities sold under agreements to repurchase	24,516,277	24,516,277	30,068,453	30,068,453
Subordinated notes	49,486,000	22,082,000	49,486,000	21,105,000
Other borrowings	28,409,989	29,525,000	66,985,978	69,329,000
Accrued interest payable	1,054,202	1,054,202	1,491,503	1,491,503

	$1,061,690,621	$1,042,650,026	$1,094,694,590	$1,076,877,066

Off-Balance Sheet Financial Instruments

The fair value of commitments to extend credit and standby letters of credit are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counterparties drawing on such financial instruments, and the present creditworthiness of such counterparties. The Company believes such commitments have been made on terms, which are competitive in the markets in which it operates. See Note 17 for further discussion.

Limitations

The fair value estimates provided are made at a point in time based on market information and information about the financial instruments. Because no market exists for a portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(17)	Commitments and Contingencies

The Company issues financial instruments with off-balance-sheet risk in the normal course of business of meeting the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments may involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the consolidated balance sheets.

The Company’s extent of involvement and maximum potential exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of these instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for financial instruments included on its consolidated balance sheets. At December 31, 2011 no amounts have been accrued for any estimated losses for these financial instruments.

The contractual amount of off-balance-sheet financial instruments as of December 31, 2011 and 2010 as follows:

	2011	2010

Commitments to extend credit	$117,170,561	94,114,449
Standby letters of credit	2,992,497	3,446,527

Commitments

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since certain of the commitments and letters of credit are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the customer. Collateral held varies, but may include accounts receivable, inventory, furniture and equipment, and real estate.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. These standby letters of credit are primarily issued to support contractual obligations of the Company’s customers. The approximate remaining term of standby letters of credit range from one month to five years at December 31, 2011.

Pending Litigation

The Company and its subsidiaries, are defendants in various legal actions incidental to the Company’s past and current business activities. At December 31, 2011 and 2010, the Company’s consolidated balance sheets included liabilities for these legal actions of $161,000 and $275,000, respectively. Based on the Company’s analysis, and considering the inherent uncertainties associated with litigation, management does not believe that it is reasonably possible that these legal actions will materially adversely affect the Company’s consolidated financial statements or results of operations in the near term.

On November 18, 2010, a suit was filed against the Company and its subsidiary, Hawthorn Bank (the Bank) in the Circuit Court of Jackson County for the Eastern Division of Missouri state court by a customer alleging that the fees associated with the Bank’s automated overdraft program in connection with its debit card and ATM cards constitute unlawful interest in violation of Missouri’s usury laws. The suit seeks class-action status for Bank customers who have paid overdraft fees on their checking accounts. The suit seeks forefeiture and refund of twice the amount of improper overdraft fees assessed and collected. The court has denied the Bank’s motion to dismiss the suit. At this early stage of the litigation, it is not possible for management of the Bank to determine the probability of a material adverse outcome or reasonably estimate the amount of any potential loss.

On December 17, 2009, a suit was filed against Hawthorn Bank (the Bank) in Circuit Court of Jackson County for the Eastern Division of Missouri state court by a customer alleging that the Bank had not followed through on its commitment to fund a loan request. A jury found in favor of the customer and awarded $630,000 in damages to the plaintiffs, including $200,000 in punitive damages. After hearing post-judgment motions, the trial court struck the punitive damage award and entered an amended judgment for a total of $510,000 against the Bank. As of December 31, 2011, the Company carried a liability of $161,000 with respect to this matter. The Company is in the early stages of the appeals process and the probable outcome is presently not determinable.

Condensed Financial Information of the Parent Company Only	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of the Parent Company Only [Abstract]
Condensed Financial Information of the Parent Company Only
(18)	Condensed Financial Information of the Parent Company Only

Following are the condensed financial statements of Hawthorn Bancshares, Inc. (Parent only) as of and for the years indicated:

Condensed Balance Sheets

	December 31,
	2011	2010
Assets

Cash and due from bank subsidiaries	$13,281,671	$12,448,772
Investment in equity securities	1,486,000	1,486,000
Investment in subsidiaries	140,361,330	138,677,199
Premises and equipment	1,611	3,662
Deferred tax asset	1,610,808	166,349
Other assets	9,921	21,430

Total assets	$156,751,341	$152,803,412

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486,000	$49,486,000
Other liabilities	4,689,568	1,829,101
Stockholders’ equity	102,575,773	101,488,311

Total liabilities and stockholders’ equity	$156,751,341	$152,803,412

Condensed Statements of Operations

	For the Years Ended December 31,
	2011	2010	2009

Income
Interest and dividends received from subsidiaries	$5,191,614	$4,405,349	$247,842

Total income	5,191,614	4,405,349	247,842

Expenses
Interest on subordinated notes	1,301,178	1,525,553	2,446,742
Other	2,605,082	2,904,355	3,057,108

Total expenses	3,906,260	4,429,908	5,503,850

Income (loss) before income tax benefit and equity in undistributed income of subsidiaries	1,285,354	(24,559)	(5,256,008)
Income tax benefit	1,367,927	1,449,929	1,918,880
Equity in undistributed income (loss) of subsidiaries	203,989	(4,977,110)	8,292,885

Net income (loss)	$2,857,270	$(3,551,740)	$4,955,757

Condensed Statements of Cash Flows

	2011	2010	2009

Cash flows from operating activities:
Net income (loss)	$2,857,270	$(3,551,740)	$4,955,757
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	2,051	2,441	3,404
Equity in undistributed (income) losses of subsidiaries	(203,989)	4,977,110	(8,292,885)
Stock based compensation expense	57,874	87,310	130,459
(Increase) decrease in deferred tax asset	(274,245)	(37,876)	120,281
Other, net	(89,557)	381,702	(109,419)

Net cash provided by (used in) operating activities	2,349,404	1,858,947	(3,192,403)

Cash flows from investing activities:

Purchase of premise and equipment	—	—	(3,052)
Proceeds from sale premise and equipment	—	—	500
Investment in subsidiary	900,000	(1,250,000)	(8,000,000)

Net cash provided by (used in) investing activities	900,000	(1,250,000)	(8,002,552)

Cash flows from financing activities:

Proceeds from issuance of preferred stock and warrant	—	—	—
Purchase of treasury stock	—	—	—
Cash dividends paid - preferred stock	(1,512,750)	(1,512,750)	(1,369,879)
Cash dividends paid - common stock	(903,755)	(1,385,230)	(2,665,557)

Net cash used in financing activities	(2,416,505)	(2,897,980)	(4,035,436)

Net increase (decrease) in cash and due from banks	832,899	(2,289,033)	(15,230,391)

Cash and due from banks at beginning of year	12,448,772	14,737,805	29,968,196

Cash and due from banks at end of year	$13,281,671	$12,448,772	$14,737,805

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited)
(19)	Quarterly Financial Information (Unaudited)

Year Ended December 31, 2011
(In thousands except per share data)	First quarter	Second quarter	Third quarter	Fourth quarter	Year to Date
Interest income	$13,583	$13,640	$13,384	$12,861	$53,468
Interest expense	3,102	2,858	2,580	2,313	10,853

Net interest income	10,481	10,782	10,804	10,548	42,615
Provision for loan losses	1,750	1,883	2,010	5,880	11,523
Noninterest income	2,052	2,178	2,358	2,612	9,200
Noninterest expense	9,378	9,008	8,925	9,533	36,844
Income tax (benefit) expense	451	661	711	(1,232)	591

Net income (loss)	$954	$1,408	$1,516	$(1,021)	$2,857

Preferred stock dividends	370	382	379	382	1,513
Accretion of discount on preferred stock	119	119	119	119	476

Net income (loss) available to common stockholders	$465	$907	$1,018	$(1,522)	$868

Net income (loss) per share:
Basic earnings (loss) per share	$0.10	$0.19	$0.22	$(0.33)	$0.19
Diluted earnings (loss) per share	0.10	0.19	0.22	(0.33)	0.19

Year Ended December 31, 2010
(In thousands except per share data)	First quarter	Second quarter	Third quarter	Fourth quarter	Year to Date
Interest income	$14,873	$15,103	$14,625	$14,138	$58,739
Interest expense	4,562	3,989	3,766	3,436	15,753

Net interest income	10,311	11,114	10,859	10,702	42,986
Provision for loan losses	2,505	2,150	2,450	8,150	15,255
Noninterest income	2,006	2,450	2,910	3,115	10,481
Noninterest expense	9,131	10,320	9,365	16,035	44,851
Income tax (benefit) expense	187	312	531	(4,117)	(3,087)

Net income (loss)	$494	$782	$1,423	$(6,251)	$(3,552)

Preferred stock dividends	370	382	379	382	1,513
Accretion of discount on preferred stock	119	119	119	119	476

Net income (loss) available to common stockholders	$5	$281	$925	$(6,752)	$(5,541)

Net income (loss) per share:
Basic earnings (loss) per share	$—	$0.06	$0.20	$(1.45)	$(1.19)
Diluted earnings (loss) per share	—	0.06	0.20	(1.45)	(1.19)